Disclosure of detailed information about capital risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Equity	$ 582,485	$ 621,701	$ 544,719
Debt facilities	31,769	43,938	15,000
Equipment financing obligations	9,305	8,186
Less: cash and cash equivalents	(118,141)	(129,049)	$ (51,018)
Capital	$ 505,418	$ 544,776